Trade receivables - Trade receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 1,496	$ 1,361
US dollar (USD)
Disclosure of geographical areas [line items]
Total trade receivables, net	526	477
Euro (EUR)
Disclosure of geographical areas [line items]
Total trade receivables, net	243	214
Japanese yen (JPY)
Disclosure of geographical areas [line items]
Total trade receivables, net	160	168
Chinese yuan (CNY)
Disclosure of geographical areas [line items]
Total trade receivables, net	122	121
Indian rupee (INR)
Disclosure of geographical areas [line items]
Total trade receivables, net	36	30
Canadian dollar (CAD)
Disclosure of geographical areas [line items]
Total trade receivables, net	39	32
Australian dollar (AUD)
Disclosure of geographical areas [line items]
Total trade receivables, net	24	29
British pound (GBP)
Disclosure of geographical areas [line items]
Total trade receivables, net	29	21
Russian ruble (RUB)
Disclosure of geographical areas [line items]
Total trade receivables, net	35	28
South Korean won (KRW)
Disclosure of geographical areas [line items]
Total trade receivables, net	38	31
Other currencies
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 244	$ 210